Note 6 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note
6
–
Investment Securities Available for Sale

The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale at
December 31, 2020
and
2019
are summarized below (in thousands):

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$4,887	$27	$(1)	$4,913
Federal National Mortgage Association securities	183	6	--	189
Total mortgage-backed securities	5,070	33	(1)	5,102
Debt securities:
Corporate notes	5,506	117	--	5,623
Total available-for-sale-securities	$10,576	$150	$(1)	$10,725

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$5,841	$13	$(1)	$5,853
Federal National Mortgage Association securities	258	2	--	260
Total mortgage-backed securities	6,099	15	(1)	6,113
Debt securities:
Corporate notes	1,500	10	--	1,510
Total available-for-sale-securities	$7,599	$25	$(1)	$7,623

The amortized cost and fair value of mortgage-backed and debt securities at
December 31, 2020,
by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized Cost	Fair Value
Due after five through ten years	$5,506	$5,102
Due after ten years	5,070	5,623
Total	$10,576	$10,725

The following tables show the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at
December 31, 2020
and
2019
(in thousands):

	December 31, 2020
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	1	$681	$(1)	$--	$--	$681	$(1)

	December 31, 2019
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	4	$2,295	$(1)	$--	$--	$2,295	$(1)

At
December 31, 2020,
there was
one
security in an unrealized loss position that at such date had an aggregate depreciation of
0.13%
from the Company's amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates. Management evaluated the length of time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may
influence the operations of the issuer. The Company has the ability and intent to hold the securities until the anticipated recovery of fair value occurs. Management does not
believe any individual unrealized loss as of
December 31, 2020
represents an other-than-temporary impairment. There were
no
impairment charges recognized during the year ended
December 31, 2020
or
2019.